Exhibit 99.1

World Omni Auto Receivables Trust 2011-A

Monthly Servicer Certificate

June 30, 2011

Dates Covered
Collections Period	06/01/11 - 06/30/11
Interest Accrual Period	06/15/11 - 07/14/11
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/11	734,659,052.12	46,759
Yield Supplement Overcollateralization Amount at 05/31/11	33,426,922.61	0

Receivables Balance at 05/31/11	768,085,974.73	46,759
Principal Payments	23,700,682.06	1,344
Defaulted Receivables	782,520.72	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/11	32,022,357.09	0

Pool Balance at 06/30/11	711,580,414.86	45,376

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	6,186,398.12	517
Past Due 61-90 days	1,430,453.36	88
Past Due 91 + days	288,616.00	19

Total	7,905,467.48	624

Total 31+ Delinquent as % Ending Pool Balance	1.11%

Recoveries	512,651.01

Aggregate Net Losses - June 2011	269,869.71

Overcollateralization Target Amount	42,694,824.89
Actual Overcollateralization	40,892,828.27

Weighted Average APR	4.04%
Weighted Average APR, Yield Adjusted	6.18%
Weighted Average Remaining Term	53.80

Flow of Funds	$ Amount

Collections	26,739,428.07
Advances	6,779.81
Investment Earnings on Cash Accounts	2,092.39
Servicing Fee	(640,071.65)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	26,108,228.62

Distributions of Available Funds
(1) Class A Interest	535,834.57
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	25,474,724.93
(9) Distribution to Certificateholders	0.00
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	26,108,228.62

Servicing Fee	640,071.65
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 06/15/11	696,162,311.52
Principal Paid	25,474,724.93
Note Balance @ 07/15/11	670,687,586.59

Class A-1
Note Balance @ 06/15/11	98,434,311.52
Principal Paid	25,474,724.93
Note Balance @ 07/15/11	72,959,586.59
Note Factor @ 07/15/11	36.2983018%

Class A-2
Note Balance @ 06/15/11	208,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/11	208,000,000.00
Note Factor @ 07/15/11	100.0000000%

Class A-3
Note Balance @ 06/15/11	213,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/11	213,000,000.00
Note Factor @ 07/15/11	100.0000000%

Class A-4
Note Balance @ 06/15/11	127,995,000.00
Principal Paid	0.00
Note Balance @ 07/15/11	127,995,000.00
Note Factor @ 07/15/11	100.0000000%

Class B
Note Balance @ 06/15/11	24,366,000.00
Principal Paid	0.00
Note Balance @ 07/15/11	24,366,000.00
Note Factor @ 07/15/11	100.0000000%

Class C
Note Balance @ 06/15/11	24,367,000.00
Principal Paid	0.00
Note Balance @ 07/15/11	24,367,000.00
Note Factor @ 07/15/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	633,503.69
Total Principal Paid	25,474,724.93

Total Paid	26,108,228.62

Class A-1
Coupon	0.29442%
Interest Paid	24,150.86
Principal Paid	25,474,724.93

Total Paid to A-1 Holders	25,498,875.79

Class A-2
Coupon	0.64000%
Interest Paid	110,933.33
Principal Paid	0.00

Total Paid to A-2 Holders	110,933.33

Class A-3
Coupon	1.11000%
Interest Paid	197,025.00
Principal Paid	0.00

Total Paid to A-3 Holders	197,025.00

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7931407
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.8941178

Total Distribution Amount	32.6872585

A-1 Interest Distribution Amount	0.1201535
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	126.7399250

Total A-1 Distribution Amount	126.8600785

A-2 Interest Distribution Amount	0.5333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5333333

A-3 Interest Distribution Amount	0.9250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.9250000

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/11	69,219.46
Balance as of 06/30/11	75,999.27
Change	6,779.81

Reserve Account
Balance as of 06/15/11	2,064,965.17
Investment Earnings	162.49
Investment Earnings Paid	(162.49)
Deposit/(Withdrawal)	—
Balance as of 07/15/11	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17